Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Postemployment Benefits [Abstract]
Employee Benefit Plan
9. EMPLOYEE BENEFIT PLAN
The Company provides a 401(k) defined contribution plan for all regular full-time employees who have completed two months of service. The Company matches employee contributions up to certain amounts and those matching contributions
v
est immediately.

	Year ended December 31,
In Thousands	2021	2020	2019
Employee benefit plan expenses	$274	$309	$228